D4 Contractual obligations (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Contractual Obligations [Abstract]
Summary of Contractual Obligations

	Payment due by period
SEK billion	<1 year	1–3 years	3–5 years	>5 years	Total

2025

Current and non-current debt 1)	4.0	18.0	11.6	2.8	36.4

Lease obligations 2)	2.1	3.2	2.1	1.5	8.9

Other non-current liabilities	—	0.2	0.8	0.3	1.3

Purchase obligations 3)	22.1	9.5	3.4	0.8	35.8

Trade payables	26.3	—	—	—	26.3

Commitments for customer finance 4)	32.9	21.0	2.0	—	55.9

Derivatives liabilities 4)	0.2	—	—	—	0.2
Total	87.6	51.9	19.9	5.4	164.8

2024

Current and non-current debt 1)	6.8	10.9	16.3	10.2	44.2

Lease obligations 2)	2.5	3.3	1.6	1.2	8.6

Other non-current liabilities	—	0.1	0.8	0.1	1.0

Purchase obligations 3)	18.7	2.7	0.7	—	22.1

Trade payables	30.2	—	—	—	30.2

Commitments for customer finance 4)	28.8	18.9	—	—	47.7

Derivatives liabilities 4)	1.4	1.8	0.1	—	3.3
Total	88.4	37.7	19.5	11.5	157.1